CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents at the beginning of period	$ 29,895	$ 9,326
Effect on exchange rate changes on cash and cash equivalents	(384)	(112)
Cash and cash equivalents at the end of period	$ 30,186	$ 25,827